Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2024
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements
2.
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED interim FINANCIAL STATEMENTS

The unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 (“IAS 34”) “Interim Financial Reporting” issued by the IASB as well as the rules and regulations of the U.S. Securities and Exchange Commission, and have been prepared under the assumption the Company operates on a going concern basis.

Based upon our 2024 operating plan, and our balance of cash and cash equivalents of $25.9 million as of June 30, 2024, we estimate that we will have sufficient liquidity to continue as a going concern through at least June 30, 2025, and into the third quarter of 2025. We will require additional capital, from equity, debt or strategic partnerships, to continue as a going concern in the future. It is uncertain whether such capital will be available in amounts or on terms acceptable to us, if at all. If we are not able to obtain additional capital to meet our cash requirements in the future, our business, financial condition, results of operations and prospects could be materially and adversely affected. There can be no assurance that management’s attempts to raise additional capital will be successful, and could ultimately result in reassessing the Company’s ability to continue as a going concern.